January 7, 2011

VIA EDGAR

The United States Securities and
Exchange Commission
100 F. Street, NE
Washington, D.C. 20549-8629

Subject:	Nationwide Variable Account-12
Nationwide Life Insurance Company
Post-Effective Amendment No. 21 (File No. 333-108894)
CIK Number:  0001173507

Ladies and Gentlemen:

We are filing on behalf of Nationwide Life Insurance Company (“Nationwide") and its Variable Account-12 (the "Variable Account"), which is registered as a unit investment trust under the Investment Company Act of 1940.  In that capacity, and in accordance with Regulation S-T governing electronic filing procedures, we submit for filing pursuant to Rule 485(b) under the Securities Act of 1933 (the "1933 Act"):

1.	One complete copy of Post-Effective Amendment No. 21 to the Variable Account’s Registration Statement (the "Post-Effective Amendment"); and

2.
One copy of a power of attorney authorizing certain officers of Nationwide to take various actions on behalf of Nationwide and the Variable Account, including the execution of registration statements.  An original power of attorney is on file with Nationwide.

The purpose of the Post-Effective Amendment is to amend the registration statement in response to SEC comments to Post-Effective Amendment No. 20 and to designate a new effective date of January 24, 2011 in accordance with Rule 485(b)(1)(iii).  Any changes since Post-Effective Amendment No. 20 are noted in the "redlined" version.

Nationwide has prepared and reviewed the Post-Effective Amendment and it is our opinion that the Post-Effective Amendment does not contain disclosure that renders it ineligible to become automatically effective pursuant to Rule 485(b) under the 1933 Act.  The original manually signed paper version of the Post-Effective Amendment will be maintained on file with Nationwide.

Home Office:  One Nationwide Plaza Nationwide Insurance
Columbus, Ohio 43215-2220 Nationwide Financial

Legal Counsel to the Nationwide Insurance Companies and their Associated Companies

The United States Securities
     and Exchange Commission
January 7, 2011

_______________________

In addition, Nationwide acknowledges all of the following:

•	that the registrant is responsible for the adequacy and accuracy of the disclosure in the Post-Effective Amendment;

•
that comments by the staff of the Securities and Exchange Commission ("SEC"), or changes to the disclosure in response to SEC staff comments in the filings reviewed by the SEC staff, do not foreclose the SEC from taking any action with respect to the filing; and

•
that the Separate Account may not assert SEC staff comments or any related changes in disclosure as a defense in any proceeding initiated by the SEC or any person under the federal securities laws of the United States.

Please contact me at (614) 249-8782 if you have any questions regarding this filing.

Very truly yours,

NATIONWIDE LIFE INSURANCE COMPANY

/s/JAMIE RUFF CASTO
Jamie Ruff Casto
Managing Counsel